Financial liabilities designated at fair value - Summary of financial liabilities at fair value (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial liabilities [line items]
Financial liabilities	$ 2,711,852	$ 2,642,569
Financial liabilities designated at fair value
Disclosure of financial liabilities [line items]
Financial liabilities	141,426	127,321
Deposits by banks and customer accounts | Financial liabilities designated at fair value
Disclosure of financial liabilities [line items]
Financial liabilities	21,043	19,171
Liabilities to customers under investment contracts | Financial liabilities designated at fair value
Disclosure of financial liabilities [line items]
Financial liabilities	5,103	5,374
Debt securities in issue
Disclosure of financial liabilities [line items]
Financial liabilities	197,747	172,267
Debt securities in issue | Financial liabilities designated at fair value
Disclosure of financial liabilities [line items]
Financial liabilities	103,803	93,140
Subordinated liabilities (Note 29) | Financial liabilities designated at fair value
Disclosure of financial liabilities [line items]
Financial liabilities	11,477	9,636
HSBC Holdings
Disclosure of financial liabilities [line items]
Financial liabilities	143,843	127,985
HSBC Holdings | Financial liabilities designated at fair value
Disclosure of financial liabilities [line items]
Financial liabilities	43,638	32,123
HSBC Holdings | Debt securities in issue
Disclosure of financial liabilities [line items]
Financial liabilities	100,428	92,361
HSBC Holdings | Debt securities in issue | Financial liabilities designated at fair value
Disclosure of financial liabilities [line items]
Financial liabilities	35,189	25,423
HSBC Holdings | Subordinated liabilities (Note 29)
Disclosure of financial liabilities [line items]
Financial liabilities	32,888	26,427
HSBC Holdings | Subordinated liabilities (Note 29) | Financial liabilities designated at fair value
Disclosure of financial liabilities [line items]
Financial liabilities	$ 8,449	$ 6,700